Annual Total Returns [BarChart] - BlackRock Global Allocation Portfolio - BlackRock Global Allocation Portfolio	May 01, 2021
Bar Chart Table:
Annual Return 2011	(3.39%)
Annual Return 2012	10.46%
Annual Return 2013	14.94%
Annual Return 2014	2.52%
Annual Return 2015	(0.74%)
Annual Return 2016	4.17%
Annual Return 2017	14.05%
Annual Return 2018	(7.27%)
Annual Return 2019	18.05%
Annual Return 2020	20.95%